Long-Term Bank Loan	12 Months Ended
Dec. 31, 2025
Long-Term Bank Loan
Long-Term Bank Loan

8. Long-Term Bank Loan

This comprises a bank loan of one of the Company’s ship-owning companies and is as follows:

Borrower	December 31, 2024	December 31, 2025
Avatar Marine Inc.	-	20,000,000
Less: Current portion	-	1,540,000
Long-term portion	-	18,460,000
Deferred charges, current portion	-	23,323
Deferred charges, long-term portion	-	113,866
Long-term bank loan, current portion net of deferred charges	-	1,516,677
Long-term bank loan, long-term portion net of deferred charges	-	18,346,134

The future annual loan repayments are as follows:

To December 31:
2026	1,540,000
2027	1,540,000
2028	1,540,000
2029	1,540,000
2030	1,540,000
Thereafter	12,300,000

On November 14, 2025, the Company signed a term loan facility with Piraeus Bank S.A. for an amount of up to $20,000,000, in order to finance the acquisition of M/V “Hellas Avatar.” The facility was drawn on November 18, 2025 by Avatar Marine Inc. as the borrower and Euroholdings as a guarantor. The loan is payable in twenty-four consecutive quarterly installments of $385,000 each, followed by a balloon payment of $10,760,000 to be paid together with the last installment in November 2031. The Company paid loan arrangement fees of $140,000 within 2025 for this loan. The loan bore interest at Secured Overnight Financing Rate, or “SOFR” plus credit adjustment spread, plus a margin of 1.60% and was secured with the following: (i) first priority mortgages over M/V “Hellas Avatar,” (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees as detailed below. The security cover ratio covenant for this facility was set at 120%.

In addition to the terms specific to the loan described above, the above loan is secured with a pledge of all the issued shares of the borrower.

The loan agreement also contains covenants such as minimum requirements regarding the security cover ratio covenant (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions and minimum cash balance requirement (restricted cash). These cash deposits amounted to nil and $300,000 as of December 31, 2024 and 2025, respectively, and are included in “Restricted cash” under “Long-term assets” in the consolidated balance sheets. As of December 31, 2025, all the debt covenants are satisfied.

Interest expense relating to the loan assigned to M/V “Hellas Avatar” for the year ended December 31, 2025 amounted to $133,828. Interest expense relating to the loan assigned to M/V “Aegean Express” for the years ended December 31, 2023 and 2024 amounted to $205,274 and $32,249 respectively.